3. INVENTORIES, NET (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Inventories Net Details Narrative
Obsolescence reserve net	$ 1,411	$ 1,181
Inventory reserve write-off	39
Increase in inventory obsolescence reserve	$ 268